FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	$ 3,511,720	$ 3,727,253	$ 3,019,198
Due to related parties	186,563	199,393	157,386
Term facility	4,666,667	4,666,667	5,333,333
Equipment loans	397,817	1,190,734	528,843
Finance lease obligations	1,232,773	1,376,933	1,665,848
Total	2,349,150	$ 2,811,674	$ 2,977,804
Not later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	3,511,720
Due to related parties	186,563
Minimum rental and lease payments	300,285
Term facility	4,396,312
Equipment loans	886,145
Finance lease obligations	1,203,882
Total	10,484,907
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	251,435
Term facility	4,745,367
Equipment loans	409,899
Finance lease obligations	1,295,661
Total	6,702,362
Later than five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	14,568
Term facility
Equipment loans
Finance lease obligations
Total	14,568
Financial instruments [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	3,511,720
Due to related parties	186,563
Minimum rental and lease payments	566,288
Term facility	9,141,679
Equipment loans	1,296,044
Finance lease obligations	2,499,543
Total	$ 17,201,837